Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2011
General Discussion Of Pension And Other Post Retirement Benefits [Abstracts]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Three months ended March 31,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	2	1
Interest cost	5	4	4	3
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	4	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the three months ended March 31, 2011	2

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.